Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Concentration Risk [Line Items]
(Provision for) reversal of credit losses, net	$ (148)	$ 397	$ 297
Accounts receivable written off	935		1
Allowances for credit losses	$ 268	$ 1,351	$ 954	$ 658
Sales Revenue, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.10%	19.30%	12.00%
Sales Revenue, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.60%	10.00%
Sales Revenue, Net [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.20%	11.60%
Sales Revenue, Net [Member] | Customer E [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			18.70%
Sales Revenue, Net [Member] | Customer F [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.20%
Accounts Receivable [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.50%	10.10%
Accounts Receivable [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		17.10%
Accounts Receivable [Member] | Customer E [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.60%
Accounts Receivable [Member] | Customer F [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.70%